Note 22 - Derivatives (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Derivative, Fair Value, Net	$ (18,387)
Number of Foreign Currency Derivatives Held	12	24
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net	$ 39,600	$ 78,600
Derivative, Average Forward Exchange Rate	1.0837	1.073
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ (4,898)	$ 1,151	$ 2,784
Foreign Currency Fair Value Hedge Asset at Fair Value		3,529
Foreign Currency Fair Value Hedge Liability at Fair Value	1,369
Margin Deposit Assets	45,221	13,748
Designated as Hedging Instrument [Member]
Derivative, Notional Amount	805,028	1,260,171
Interest Rate Fair Value Hedge Asset at Fair Value	$ 31,645	35,475
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Number of Interest Rate Derivatives Held	3
Derivative, Notional Amount	$ 33,683	$ 45,231
Gain (Loss) on Sale of Derivatives	70
Interest Rate Cap, Three-month or Daily Compounded SOFR Exceeds 2.53%-3.50% [Member] | Designated as Hedging Instrument [Member]
Number of Interest Rate Derivatives Held		4
Derivative, Notional Amount		$ 333,727
Interest Rate Cap, Three-month or Daily Compounded SOFR Exceeds 2.74%-3.00% [Member] | Designated as Hedging Instrument [Member]
Number of Interest Rate Derivatives Held		2
Derivative, Notional Amount		$ 310,646
Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
Gain (Loss) on Sale of Derivatives	4,694
Derivative, Premium Paid		21,062
Interest Rate Cash Flow Hedge Asset at Fair Value	11,115	26,417
Interest Rate Caps Related to Loans Note 11.A.3, 11.A.12, 11.A.14, 11.A.15, 11.A.16 and 11.A.18 [Member] | Designated as Hedging Instrument [Member]
Gain (Loss) on Sale of Derivatives		9,566
Three Interest Rate Swaps Relating to Loan Note 11.A.6 [Member] | Designated as Hedging Instrument [Member]
Gain (Loss) on Sale of Derivatives		$ 7,597
Interest Rate Swap, Cross-currency Rate Swap and Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	10,410
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	$ 122,375
Derivative, Number of Instruments Held	2	2
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (1,047)
Derivative, Fair Value, Net	18,387
Bunker Swap Agreements [Member]
Derivative, Fair Value, Net	(447)	$ (2,510)
EUA Futures [Member]
Derivative, Fair Value, Net	307
Forward Freight Agreements [Member]
Derivative Asset		11,211
Derivative Liability	19,155
Margin Deposit Assets	$ 45,221	$ 13,748